RELATED PARTY TRANSACTIONS	12 Months Ended
May 31, 2025
Disclosure Of Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS [Text Block]

12. RELATED PARTY TRANSACTIONS

Compensation of key management personnel

Key management personnel are those persons that have authority and responsibility for planning, directing and controlling the activities of the Company, directly and indirectly, and by definition include all the directors and officers of the Company.

During the years ended May 31, 2025 and 2024, compensation of key management personnel was as follows:

	Year ended May 31, 2025 $	Year ended May 31, 2024 $
Salary and related costs	1,054,465	632,627
Professional fees	378,001	505,337
Share-based compensation expense (Note 17)	1,079,812	766,132
	2,512,278	1,904,096

All transactions with related parties are in the normal course of operations and are measured at the exchange amount, being the amount of consideration established and agreed to by the related parties.

As at May 31, 2025 and 2024, the outstanding balances for related parties was comprised of the following:

	May 31, 2025 $	May 31, 2024 $
Due to key management personnel	34,668	75,939
Due from key management personnel	77,353	78,853

These amounts are unsecured, non-interest bearing and have no specific terms of repayment.